OTHER NON-CURRENT ASSETS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended			24 Months Ended
	Apr. 30, 2019 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 08, 2020
Additional information
Long-term receivables			¥ 13,723			¥ 13,723
Interest income		$ 302	1,948	¥ 2,145	$ 621	4,008	¥ 4,135
Dongyuan
Additional information
Annual interest rate of loan agreements								5.00%
Outstanding principal			42,600			42,600
Interest receivable			2,624			2,624
Hebi School
Additional information
Ownership (as a percent)	51.00%								51.00%
Long-term Deposit	¥ 40,000		40,000			40,000		¥ 40,000
Interest on security deposit, percentage	10
Interest On Security Deposit, Value						7,641
Allowance upon deposit loans and interest receivable			¥ 0			¥ 0